Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: July 12, 2022

Payment Date	7/15/2022
Collection Period Start	6/1/2022
Collection Period End	6/30/2022
Interest Period Start	6/15/2022
Interest Period End	7/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$374,586,448.28	$35,293,498.75	$339,292,949.53	0.727784	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$986,869,448.28	$35,293,498.75	$951,575,949.53

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$990,260,658.27	$954,967,159.52	0.704002
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$990,260,658.27	$954,967,159.52
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$374,586,448.28	0.32000%	30/360	$99,889.72
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$986,869,448.28			$540,108.47

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$990,260,658.27	$954,967,159.52
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$990,260,658.27	$954,967,159.52
Number of Receivable Outstanding	56,848	55,916
Weight Average Contract Rate	3.87%	3.87%
Weighted Average Remaining Term (months)	52	51

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,234,947.94
Principal Collections	$35,139,879.77
Liquidation Proceeds	$60,145.95
b. Repurchase Price	$19,910.44
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,454,884.10
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,454,884.10

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$825,217.22	$825,217.22	$—	$—	$37,629,666.88
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,629,666.88
Interest - Class A-2 Notes	$99,889.72	$99,889.72	$—	$—	$37,529,777.16
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$37,230,632.16
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$37,139,294.16
First Allocation of Principal	$—	$—	$—	$—	$37,139,294.16
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$37,124,711.78
Second Allocation of Principal	$4,774,288.76	$4,774,288.76	$—	$—	$32,350,423.02
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,334,259.25
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$18,770,259.25
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,751,269.65
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,187,269.65
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,187,269.65
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,796,059.66
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,796,059.66
Remaining Funds to Certificates	$1,796,059.66	$1,796,059.66	$—	$—	$—
Total	$38,454,884.10	$38,454,884.10	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$990,260,658.27	$954,967,159.52
Note Balance	$986,869,448.28	$951,575,949.53
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	9	$135,879.69
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	18	$60,145.95
Monthly Net Losses (Liquidation Proceeds)			$75,733.74
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.07%
Preceding Collection Period			0.22%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$689,041.64
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	62	$1,226,285.64
60-89 Days Delinquent	0.03%	16	$307,882.17
90-119 Days Delinquent	0.01%	4	$76,437.48
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.17%	82	$1,610,605.29

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$50,206.59
Total Repossessed Inventory		5	$60,085.45

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$384,319.65
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.76	0.08%	39	0.07%